FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / oz oz	Dec. 31, 2018 USD ($)	Oct. 17, 2019 USD ($)	Dec. 31, 2017 USD ($)	Aug. 03, 2016
Disclosure of financial liabilities [line items]
Positive cash flow amount required	$ 25,000
Aggregate indebtedness maximum	116,500
Current assets	107,289	$ 140,207
Current liabilities	123,846	134,357
Cash and cash equivalents	53,367	96,507		$ 27,787
Foreign currency amount	$ 6,100	1,900
Projected change in gold price, per ounce | $ / oz	100
Projected change in revenue	$ 18,700
Projected change in operating cash flows	$ 17,800
Amount of ounces under contract | oz	50,000
Adjustments for gains (losses) on change in fair value of derivatives	$ (211)	0
Macquarie Credit Facility
Disclosure of financial liabilities [line items]
Coverage ratio			1.20
EBITDA ratio			3
Borrowings, interest rate			4.50%
Notional amount			$ 60,000
7% Convertible Debentures
Disclosure of financial liabilities [line items]
Borrowings, interest rate	7.00%				7.00%
Notional amount	$ 51,500
Adjustments for gains (losses) on change in fair value of derivatives	$ (1,431)	$ 6,786
Maximum
Disclosure of financial liabilities [line items]
Price per ounce of gold | $ / oz	1,750
Minimum
Disclosure of financial liabilities [line items]
Price per ounce of gold | $ / oz	1,400